Income tax	3 Months Ended
Mar. 31, 2024
Income tax
Income tax
8.	Income tax

The income tax expense for the three months ended March 31, 2023 and 2024 was RMB52,626 and RMB88,921, respectively. The Company’s effective tax rates for the three months ended March 31, 2023 and 2024 was 74.4% and 25.7%, respectively.

The income tax expense for the three months ended March 31, 2023 reported in the unaudited condensed consolidated statement of comprehensive income materially differs from the amount computed by applying the PRC statutory income tax rate to income before income taxes, which is primarily due to non-deductible share-based compensation expenses.